Debt (Details) (USD $)	0 Months Ended				12 Months Ended								1 Months Ended		0 Months Ended	3 Months Ended			12 Months Ended
	Jul. 02, 2012	Jun. 21, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Demand notes	Dec. 31, 2012 Demand notes	Dec. 31, 2012 8.057% notes, due July 1, 2012	Dec. 31, 2011 8.057% notes, due July 1, 2012	Dec. 31, 2012 5.50% notes, due July 1, 2012	Dec. 31, 2011 5.50% notes, due July 1, 2012	Dec. 31, 2012 5.060% notes, due January 22, 2014	Dec. 31, 2011 5.060% notes, due January 22, 2014	Feb. 29, 2012 6.01% loan, due February 1, 2022	Dec. 31, 2012 6.01% loan, due February 1, 2022	Jul. 02, 2012 Revolving credit facility	Mar. 31, 2013 Revolving credit facility	Dec. 31, 2012 Revolving credit facility	Sep. 30, 2012 Revolving credit facility	Dec. 31, 2012 Revolving credit facility	Dec. 31, 2012 Revolving credit facility Minimum item	Dec. 31, 2012 Revolving credit facility Maximum	Dec. 31, 2012 Revolving credit facility Federal Funds Rate	Dec. 31, 2012 Revolving credit facility LIBOR	Dec. 31, 2012 Swing line loans	Dec. 31, 2012 Letters of credit
Long-term debt
Reference rate for demand notes					commercial rate																	federal funds rate	one-month LIBOR
Basis points added to commercial rate (as a percent)					2.00%																	0.50%	1.00%
Long-term debt			$ 0	$ 135,235,000	$ 78,128,000	$ 0	$ 0	$ 37,500,000	$ 0	$ 9,000,000	$ 0	$ 10,607,000
Notes payable - affiliate				135,235,000
Term of debt instrument													10 years
Interest rate (as a percent)							8.057%	8.057%	5.50%	5.50%	5.06%	5.06%		6.01%
Term note retired		135,200,000
Maximum borrowing capacity																								35,000,000	150,000,000
Additional borrowing	350,000,000														350,000,000
Maximum incremental borrowing capacity under accordion feature																	150,000,000		150,000,000
Number of potential term loan lenders																				1
Consolidated leverage ratio before obtaining investment grade rating																					5.00
Consolidated leverage ratio after obtaining investment grade rating																					5.50
Consolidated interest coverage ratio, until obtaining an investment grade rating																				3.00
Commitment fee on unused portion of our credit facility before obtaining investment grade rating (as a percent)																				0.25%	0.35%
Commitment fee on unused portion of our credit facility after obtaining investment grade rating (as a percent)																				0.15%	0.35%
Commitment fees																$ 200,000			$ 400,000
Commitment fees (as a percent)																6.25%	0.25%	0.25%